Derivative Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability

Note 15. DERIVATIVE LIABILITY

The Company and CF had previously entered into an agreement for an OTC Equity Prepaid Forward Transaction, pursuant to which CF agreed to (a) transfer to the Company for cancellation any warrants to purchase shares received as a result of being the stockholder of record of a share as of the close of business on the closing date of the Business Combination, pursuant to the previously announced and declared LCAP dividend and (b) waive any redemption right that would require the redemption of the Subject Shares (as defined below) in exchange for a pro rata amount of the funds held in LCAP’s Trust account.

At the Closing of the Business Combination, the Company transferred from the Trust Account to an escrow account an amount equal to (a) the aggregate number of such Subject Shares (approximately 44,000 shares), multiplied by (b) the per share redemption price for shares out of the Trust Account, as a prepayment to CF of the amount to be paid to CF in settlement of the OTC Equity Prepaid Forward Transaction for the number of shares owned by CF at the closing of the Business Combination (the “FEF Shares”). CF may sell the Subject Shares at its sole discretion in one or more transactions, publicly or privately. Any such sale shall constitute an optional early termination of the OTC Equity Prepaid Forward Transaction upon which (a) CF will receive from the escrow account an amount equal to the positive excess, if any, of (x) the product of the redemption price and the aggregate number of shares over (y) an amount equal to the proceeds received by CF in connection with sales of the shares, and (b) the Company will receive from the escrow account the amount set forth in (y) above.

The Company concluded that the instrument includes an embedded derivative for the change in value of the Company’s Class A Common Stock, and as such, at the end of each period the Company will mark to market the shares through booking a derivative liability/asset. The calculation of the derivative liability/asset would be the difference between the restricted cash and current fair value of the outstanding FEF shares (number of FEF shares multiplied by market price of the Company’s Class A Common Stock as of period end).

On January 6, 2023, the Company and CF entered into an Omnibus Fee Amendment Agreement (“Fee Amendment Agreement”). Pursuant to the terms of the Fee Amendment Agreement, in satisfaction of the deferred underwriting commissions under a previous agreement, the Company and CF agreed to release from escrow the $11.4 million of restricted cash and release the FEF shares previously held as Class A Common Stock subject to possible redemption within temporary equity. Prior to the Fee Amendment Agreement, CF had not sold any FEF shares.

As a result of the Fee Amendment Agreement and termination of the OTC Forward Transaction, as of September 30, 2023, the Company no longer has any restricted cash, Class A Common Stock subject to possible redemption, or derivative liability in the condensed consolidated balance sheets.

Note 17. DERIVATIVE LIABILITY

The Company and CF entered into an agreement for an OTC Equity Prepaid Forward Transaction (the “Transaction”). Pursuant to the terms of the Transaction, CF agreed to (a) transfer to the Company for cancellation any warrants to purchase shares received as a result of being the stockholder of record of a share as of the close of business on the closing date of the Business Combination, pursuant to the previously announced and declared LCAP dividend and (b) waive any redemption right that would require the redemption of the Subject Shares (as defined below) in exchange for a pro rata amount of the funds held in LCAP’s trust account.

At closing of the Business Combination, the Company transferred from the trust account to an escrow account an amount equal to (a) the aggregate number of such Subject Shares (approximately 45.2 thousand shares), multiplied by (b) the per share redemption price for shares out of the trust account, as a prepayment to CF of the amount to be paid to CF in settlement of the Transaction for the number of shares owned by CF at the closing of the Business Combination (the “FEF Shares”). CF may sell the Subject Shares at its sole discretion in one or more transactions, publicly or privately. Any such sale shall constitute an optional early termination of the Transaction upon which (a) CF will receive from the escrow account an amount equal to the positive excess, if any, of (x) the product of the redemption price and the aggregate number of shares over (y) an amount equal to the proceeds received by CF in connection with sales of the shares, and (b) the Company will receive from the escrow account the amount set forth in (y) above.

The Company concluded that the instrument includes an embedded derivative for the change in value of the Company’s Class A common stock and as such, at the end of each period the Company will mark to market the shares through booking a derivative liability/asset. The calculation of the derivative liability/asset would be the difference between the restricted cash and current fair value of the outstanding FEF shares (number of FEF shares multiplied by market price of the Company’s Class A common stock as of period end). As of December 31, 2022, CF had not sold any FEF shares. The aggregate purchase price of $11.4 million is reflected in restricted cash with the fair value of the shares of $1.8 million included as Class A common stock subject to possible redemption within temporary equity and the derivative liability of $9.6 million reflected in current liabilities in the consolidated balance sheets.